Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Schedule of Property and Equipment on Straight-Line Basis Over Useful Life of Assets	Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation and accumulated impairment losses. Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:
%
Office furniture and equipment	7 - 20
Computer and peripheral equipment	33
Machinery and equipment	7 - 33
Leasehold improvements	(*)
Building and land	(**)
(*)	Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.
(**)	Building and land consist of land and an ink manufacturing plant. In September 2018, the Company purchased the land which includes long-term leasehold rights, with a lease term of 49 years, which may be renewed for an additional 49 years. The manufacturing plant useful life is 25 years.

Schedule of Revenue Disaggregated by Revenue	Revenue disaggregated by revenue source consists of the following:
	Year Ended December 31,
	2023	2022	2021

Systems	$48,998	$119,073	$181,445
Ink and consumables	112,047	103,429	101,192
Service - spare parts	36,855	28,619	21,936
Service contracts and software subscriptions	21,886	20,397	17,433
Total revenue	$219,786	$271,518	$322,006

Schedule of Revenue Disaggregated by Geography Based on Customer Location	The following table presents revenue disaggregated by geography based on customer location:
	Year Ended December 31,
	2023	2022	2021

U.S.	$123,550	$138,515	$211,294
EMEA	60,706	93,243	78,686
Asia Pacific	22,006	24,396	23,341
Other	13,524	15,364	8,685
Total revenue	$219,786	$271,518	$322,006

Schedule of Remaining Performance Obligations	The following table represents the remaining performance obligations as of December 31, 2023, which are expected to be satisfied and recognized in future periods:
	2024	2025	2026 and thereafter

Service contracts and software subscriptions	$2,885	$97	$18

Schedule of Changes in Liability for Product Warranty	The following are the changes in the liability for product warranty from January 1, 2022 to December 31, 2023:
Balance at January 1, 2022	$4,612

Additions and adjustments to cost of revenues	2,946
Reduction for payments and costs to satisfy claims	(5,640)
Balance at December 31, 2022	$1,918

Additions and adjustments to cost of revenues	2,492
Reduction for payments and costs to satisfy claims	(3,087)
Balance at December 31, 2023	$1,323

Schedule of Fair Value Method for Stock Options Awards	The Company selected the binomial option pricing model as the most appropriate fair value method for its stock options awards with the following assumptions for the years ended December 31, 2023, 2022 and 2021:
	Year ended December 31,
	2023	2022	2021

Suboptimal exercise multiple	2.8	2.8	2.5
Risk free interest rate	4.26%-4.30%	3.02%-4.09%	0.09%-1.36%
Volatility	57.75%-60.75%	58.67%-69.13%	42.57%-58.49%
Dividend yield	0%	0%	0%

Schedule of Notional Amounts of Outstanding Derivative Positions	The following table summarizes the notional amounts for hedged items:
	December 31,
	2023	2022

Designated cash flow hedges	$12,284	$38,465
Non-designated hedges	-	491
	$12,284	$38,956

Schedule of Expense (Income) from Derivatives Instruments	The following table sets forth the expense (income) from derivatives instruments included in the consolidated statements of operations and reclassified from other comprehensive income:
	Year ended December 31,
	2023	2022	2021

Cost of revenues	$814	$674	$(33)
Research and development	1,144	1,029	(48)
Sales and marketing	368	365	(21)
General and administrative	548	481	(31)

Schedule of Restructuring Charges	A summary of the restructuring charges for the year ended December 31, 2023 and 2022 by major activity type is as follows:
	December 31, 2023
	Employee termination costs	Write-off	Others	Total

Cost of product revenues	$147	$5,510	$-	$5,657
Cost of service revenues	433	5,499	-	5,932
Research and development	283	598	-	881
Sales and marketing	719	-	2,211	2,930
General and administrative	597	3,378	-	3,975
	$2,179	$14,985	$2,211	$19,375
	December 31, 2022
	Employee termination costs	Others	Total

Cost of product revenues	$347	$342	$689
Cost of service revenues	12	-	12
Research and development	201	-	201
Sales and marketing	675	-	675
General and administrative	74	42	116
	$1,309	$384	$1,693